Financial Assets and Liabilities - Summary of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 1,588,192	R$ 1,322,420
Current	1,545,643	1,277,766
Non-current	42,549	44,654
Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	1,713,776	1,443,472
Allowance For Doubtful Accounts [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(125,584)	(121,052)
Domestic - Brazilian Reais [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	1,609,421	1,388,837
Export - Foreign currency [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 104,355	R$ 54,635